Derivative Instruments and Hedging Activity (Details 2) (USD $)	Mar. 31, 2014
Commodity derivative contracts
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)	$ 44,275,363
Not designated as hedging instruments
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)	(44,275,363)
Not designated as hedging instruments | Commodity derivative contracts | Current Liabilities
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)	(5,949,967)
Not designated as hedging instruments | Commodity derivative contracts | Long-term Liabilities
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)	$ (38,325,396)